Item 1: Report to Shareholders

Reserve and Government Reserve Investment Fund	May 31, 2005

T. Rowe Price Reserve Investment Fund

Annual Report

May 31, 2005

The views and opinions in this report were current as of May 31, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

DEAR INVESTOR

Money market securities produced positive returns in the 12-month period ended May 31, 2005. The Federal Reserve gradually lifted the federal funds target rate—an overnight intrabank lending rate—from a 46-year low of 1.00% to 3.00% in eight quarter-point increments from mid-2004 through May 2005. Money market yields, which closely track the fed funds rate, rose substantially over the last year.

The fund returned 2.08% during the 12 months ended May 31, 2005. It outperformed the Lipper Institutional Money Market Funds Average during the period, as shown in the Average Annual Compound Total Return table below, because of ultralow fund expenses and because of the defensive maturity posture we adopted about one year ago and maintained as short-term rates rose gradually throughout our fiscal year. By keeping the portfolio’s weighted average maturity about 10 days shorter than that of the benchmark, we were able to use proceeds from maturing money market instruments sooner than our average competitor to purchase newer issues at progressively higher yields.

As you know, the fund is managed to provide a stable share price of $1.00. Its goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income. The fund invests at least 95% of its total assets in prime money market instruments, that is, securities receiving a credit rating within the highest category assigned by at least two established rating agencies, or by one rating agency if the security is rated by only one, or, if unrated, the equivalent rating as established by T. Rowe Price. The fund’s dollar-weighted average maturity will not exceed 90 days, and it will not purchase any security with a maturity of more than 13 months.

PORTFOLIO CHARACTERISTICS
Periods Ended	5/31/04	11/30/04	5/31/05
Price Per Share	$1.00	$1.00	$1.00
Dividend Yield (7-Day Simple)*	1.09%	2.00%	3.07%
Weighted Average Maturity (days)	44	27	23
Weighted Average Quality**	First Tier	First Tier	First Tier

* Dividends earned for the last seven days of the period indicated are annualized and divided by the fund’s net asset value.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by
T. Rowe Price.

Note: A money fund’s yield more closely reflects its current earnings than the total return.

At the end of May, most of the fund’s assets were invested in commercial paper, with the balance invested primarily in certificates of deposit. Our commercial paper holdings are well diversified by issuer and industry. (Please refer to the fund’s portfolio of investments for a complete listing of the fund’s holdings and the amount each represents in the portfolio.)

The portfolio’s structure at the end of our fiscal year can best be described as a “bullet.” Rather than a “barbell” that emphasizes the extremes of the money market universe or a “ladder” that gives roughly equal emphasis to securities with various maturities, we have concentrated most of the fund’s assets in money market instruments that will mature around the time of the Federal Reserve’s late-June monetary policy meeting.

Respectfully submitted,

James M. McDonald
June 14, 2005

Risks of Investing in Money Market Securities

Since money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded—which are highly unlikely for securities backed by the full faith and credit of the U.S. government—or if interest rates rise sharply in an unusually short period. In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

Glossary

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

PERFORMANCE COMPARISON

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

GROWTH OF $10,000

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmark would have performed if their actual
(or cumulative) returns for the periods shown had been earned at a constant rate.

			Since Inception
Periods Ended 5/31/05	1 Year	5 Years	(8/25/97)

Reserve Investment Fund	2.08%	2.84%	3.86%

Lipper Institutional Money
Market Funds Average	1.63	2.39	3.41*
*Lipper return as of 8/31/97.
Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
 The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
 The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Reserve Investment Fund

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
			12/01/04 to
	12/1/04	5/31/05	05/31/05

Actual	$1,000.00	$1,013.00	$0.00

Hypothetical (assumes 5% return before
expenses)	$1,000.00	$1,024.93	$0.00
*Expenses are equal to the fund's annualized expense ratio for the six-month period (0.00%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by the days in the year (365) to reflect the half-year period.

QUARTER-END PERFORMANCE

	7-Day			Since Inception
Periods Ended 3/31/05	Simple Yield	1 Year	5 Years	(8/25/97)

Reserve Investment Fund	2.75%	1.76%	2.95%	3.88%

Lipper Institutional
Money Market Funds Average	N/A	1.33	2.50	3.43*
*Lipper return as of 8/31/97.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, yield, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include reinvested dividends and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund’s yield more closely represents its earnings than the total return.

T. Rowe Price Government Reserve Investment Fund

Annual Report

May 31, 2005

The views and opinions in this report were current as of May 31, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

DEAR INVESTOR

Money market securities produced positive returns in the 12-month period ended May 31, 2005. The Federal Reserve gradually lifted the federal funds target rate—an overnight intrabank lending rate—from a 46-year low of 1.00% to 3.00% in eight quarter-point increments from mid-2004 through May 2005. Money market yields, which closely track the fed funds rate, rose substantially over the last year.

The fund returned 1.96% during the 12 months ended May 31, 2005. The fund outperformed its new benchmark, the Lipper Institutional U.S. Treasury Money Market Funds Average, as shown in the Average Annual Compound Total Return table below, because of ultralow fund expenses and because of the very short maturity posture we have maintained as short-term rates rose gradually throughout our fiscal year. By focusing primarily on overnight repurchase agreements, we were able to capture higher money market yields much sooner than our average competitor.

We have replaced the fund’s previous benchmark, the Lipper U.S. Government Money Market Funds Average, because we believe that the Lipper Institutional U.S. Treasury Money Market Funds Average is more appropriate. The Lipper U.S. Government Money Market Funds Average returned 1.25% in the 12-month period ended May 31, 2005.

As you know, the fund is managed to provide a stable share price of $1.00. It seeks to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income by investing at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government, and repurchase agreements thereon. The remainder is invested in other securities guaranteed by the U.S. government and repurchase agreements. We will not purchase any security with a maturity of more than 13 months, and the fund’s weighted average maturity will not exceed 90 days.

PORTFOLIO CHARACTERISTICS
Periods Ended	5/31/04	11/30/04	5/31/05
Price Per Share	$1.00	$1.00	$1.00
Dividend Yield (7-Day Simple)*	0.98%	1.94%	2.91%
Weighted Average Maturity (days)	34	22	12
Weighted Average Quality**	First Tier	First Tier	First Tier

* Dividends earned for the last seven days of the period indicated are annualized and divided by the fund’s net asset value.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

Note: A money fund’s yield more closely reflects its current earnings than the total return.

At the end of May, about 92% of the fund’s assets were invested in repurchase agreements (repos), with the balance invested primarily in five Treasury securities that will mature at different times in the next few months. This portfolio structure is somewhat like a barbell, in which we emphasize the extremes of the money market universe. The repo positions are diversified by vendor, and all of the repos are backed by U.S. Treasury securities.

Respectfully submitted,

James M. McDonald
June 14, 2005

Risks of Investing in Money Market Securities

Since money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded—which are highly unlikely for securities backed by the full faith and credit of the U.S. government—or if interest rates rise sharply in an unusually short period. In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

Glossary

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Repurchase agreement (repo): a money market instrument that permits a bank or broker-dealer to sell government securities to another party, such as the Federal Reserve, and buy them back at a fixed price on a future date, usually within a week.

PERFORMANCE COMPARISON

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from returns as well as mutual fund averages and indexes.

GROWTH OF $10,000

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative)
returns for the periods shown had been earned at a constant rate.
			Since Inception
Periods Ended 5/31/05	1 Year	5 Years	(8/25/97)
Government Reserve
Investment Fund	1.96%	2.57%	3.55%
Lipper Institutional U.S. Treasury
Money Market Funds Average	1.49	2.22	3.19*
Lipper U.S. Government
Money Market Funds Average	1.25	1.97	3.03*

*Lipper returns as of 8/31/97.
Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
 The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
 The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Government Reserve Investment Fund

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
			12/01/04 to
	12/1/04	5/31/05	05/31/05

Actual	$1,000.00	$1,012.30	$0.05

Hypothetical (assumes 5% return
before expenses)	$1,000.00	$1,024.88	$0.05

*Expenses are equal to the fund’s annualized expense ratio for the six-month period (0.01%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by the days in the year (365) to reflect the half-year period.

QUARTER-END PERFORMANCE

	7-Day			Since Inception
Periods Ended 3/31/05	Simple Yield	1 Year	5 Years	(8/25/97)

Government Reserve
Investment Fund	2.64%	1.65%	2.67%	3.57%

Lipper Institutional U.S. Treasury
Money Market Funds Average	N/A	1.19	2.33	3.21*

Lipper U.S. Government
Money Market Funds Average	N/A	0.95	2.08	3.05*

*Lipper returns as of 8/31/97.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, yield, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include reinvested dividends and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund’s yield more closely represents its earnings than the total return.

T. Rowe Price Reserve Investment Fund

Financial Highlights

For a share outstanding throughout each period

	Year
	Ended
	5/31/05**	5/31/04	5/31/03	5/31/02	5/31/01
NET ASSET VALUE
Beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000

Investment activities
Net investment income (loss)	0.021	0.011	0.016	0.030	0.063

Distributions
Net investment income	(0.021)	(0.011)	(0.016)	(0.030)	(0.063)

NET ASSET VALUE
End of period	$1.000	$1.000	$1.000	$1.000	$1.000

Ratios/Supplemental Data

Total return^	2.08%	1.12%	1.64%	3.03%	6.44%
Ratio of total expenses
to average net assets	0.00%	0.00%	0.01%	0.02%	0.02%
Ratio of net investment income (loss)
to average net assets	2.12%	1.11%	1.63%	2.93%	6.27%
Net assets, end of period (in millions)	$7,371	$5,095	$3,728	$4,115	$3,555

**	Per share amounts calculated using average shares outstanding method.
^	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund

Financial Highlights

For a share outstanding throughout each period

	Year
	Ended
	5/31/05**	5/31/04	5/31/03	5/31/02	5/31/01
NET ASSET VALUE
Beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000

Investment activities
Net investment income (loss)	0.020	0.010	0.014	0.025	0.059

Distributions
Net investment income	(0.020)	(0.010)	(0.014)	(0.025)	(0.059)

NET ASSET VALUE
End of period	$1.000	$1.000	$1.000	$1.000	$1.000

Ratios/Supplemental Data

Total return^	1.96%	1.00%	1.46%	2.50%	6.02%
Ratio of total expenses
to average net assets	0.01%	0.01%	0.01%	0.01%	0.02%
Ratio of net investment income (loss)
to average net assets	2.03%	1.00%	1.44%	2.53%	5.89%
Net assets, end of period (in millions)	$1,240	$744	$1,077	$858	$1,118

**	Per share amounts calculated using average shares outstanding method.
^	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund

PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

ASSET-BACKED SECURITIES 0.6%
Capital One Auto Finance Trust, Series 2005-BSS, Class A1
3.34%, 6/15/06	20,500	20,500
Triad Auto Receivables Owner Trust, Series 2005-A, Class A1
3.30%, 6/12/06	25,000	25,000
Total Asset-Backed Securities (Cost $45,500)		45,500

BANK NOTES 1.5%
Bank of America, 2.92%, 6/2/05	58,000	58,000
World Savings Bank, 2.92%, 6/1/05	50,000	50,000
Total Bank Notes (Cost $108,000)		108,000

BANKERS' ACCEPTANCES 0.1%
J.P. Morgan Chase Bank, 3.03%, 6/27/05	7,158	7,142
Total Bankers' Acceptances (Cost $7,142)		7,142

CERTIFICATES OF DEPOSIT - DOMESTIC * 4.9%
DEPFA Bank
3.24%, 8/26/05	50,000	50,000
3.25%, 8/26/05	18,000	18,000
Dexia Credit, 3.065%, 7/20/05	32,000	32,000
First Tennessee Bank, 3.06%, 7/13/05	23,000	23,000
HSBC Bank USA, 3.16%, 8/9/05	40,000	40,001
Mercantile Safe Deposit & Trust, VR, 3.03%, 6/17/05	18,000	18,000
Regions Bank, 3.00%, 6/24/05	22,000	22,000
Treasury Bank, VR, 3.33%, 2/23/06	21,000	21,000
Wells Fargo Bank
3.03%, 6/17/05	37,000	37,000
3.03%, 6/23/05	50,000	50,000
Wilmington Trust
3.06%, 7/1/05	20,000	20,001
3.09%, 7/11/05	30,000	30,001
Total Certificates of Deposit - Domestic * (Cost $361,003)		361,003

CERTIFICATES OF DEPOSIT - EURODOLLAR ^ 4.4%
ABN Amro Bank, 3.16%, 8/9/05	50,000	50,000
Bank of Nova Scotia, 3.00%, 6/30/05	45,000	45,000
Barclays Bank
2.86%, 6/1/05	25,000	25,000
3.03%, 6/10/05	5,000	5,000
3.08%, 7/14/05	23,000	23,001
Deutsche Bank, 3.16%, 8/9/05	45,000	45,001
Nordea Bank, 3.03%, 6/30/05	45,000	45,000
Northern Rock, 3.04%, 6/30/05	23,000	23,000
Skandinaviska Enskilda Banken, 3.01%, 6/30/05	24,000	24,000
Societe Generale, 2.94%, 6/1/05	35,000	35,000
Total Certificates of Deposit - Eurodollar ^ (Cost $320,002)		320,002

CERTIFICATES OF DEPOSIT - YANKEE ++ 12.5%
Abbey National Treasury Services, 3.02%, 6/13/05	50,000	50,000
ABN Amro Bank, 3.025%, 6/30/05	13,000	13,000
Banco Bilbao Vizcaya, 3.02%, 6/10/05	46,000	46,000
Bank of Montreal, 2.98%, 6/20/05	40,000	40,000
Barclays Bank
3.105%, 7/11/05	40,000	40,000
3.11%, 7/11/05	25,000	25,000
BNP Paribas
2.915%, 6/1/05	20,000	20,000
2.93%, 8/8/05	25,000	24,988
Calyon
2.915%, 6/1/05	41,000	41,000
3.15%, 8/8/05	65,000	65,000
Canadian Imperial Bank of Commerce, 3.03%, 6/30/05	67,000	67,000
Credit Suisse First Boston, 3.12%, 7/18/05	49,000	49,000
Danske Corporation, 3.03%, 6/6/05	43,000	43,000
Deutsche Bank, 3.04%, 6/27/05	19,000	19,000
Fortis Bank, 3.02%, 6/8/05	56,000	56,000
KBC Bank, 3.035%, 6/30/05	34,000	34,000
Lloyds Bank, 2.82%, 6/1/05	20,000	20,000
Natexis Banques Populaires, VR, 3.15%, 8/8/05	35,000	35,000
Rabobank Nederland
3.09%, 7/25/05	23,000	23,000
3.39%, 12/15/05	30,000	29,996
Royal Bank of Canada, 2.96%, 6/8/05	31,000	31,000
Svenska Handelsbanken, 3.04%, 6/30/05	30,000	30,000
Toronto-Dominion Bank, 2.88%, 6/8/05	30,000	30,000
UBS
3.00%, 6/30/05	48,000	48,000
3.005%, 6/30/05	42,000	42,000
Total Certificates of Deposit - Yankee ++ (Cost $921,984)		921,984

COMMERCIAL PAPER 27.7%
American General Finance Corp., 3.01%, 6/3/05	13,000	12,998
ANZ ( Delaware)
3.01%, 6/29/05	37,000	36,913
3.02%, 6/6/05	53,000	52,978
Capital One Multi-Asset Executive Trust
3.05%, 6/2/05	30,000	29,998
3.06%, 7/12/05	20,000	19,930
Citigroup Global Markets
2.95%, 6/10/05	47,000	46,965
3.03%, 6/16/05	35,000	34,956
3.03%, 6/17/05	30,000	29,960
Credit Suisse First Boston, 3.02%, 6/6/05	16,000	15,993
DaimlerChrysler Revolving Auto, 3.03%, 6/23/05	20,000	19,963
Danske Bank, 2.945%, 6/7/05	48,000	47,976
Dexia Delaware, 2.835%, 6/2/05	50,000	49,996
European Investment Bank, 3.01%, 7/1/05	50,000	49,875
Export Development Corp., 3.04%, 6/1/05	19,105	19,105
FCAR Owner Trust
2.98%, 6/14/05	12,000	11,987
3.02%, 6/8/05	48,021	47,993
3.03%, 7/6/05	61,816	61,634
3.04%, 6/9/05	46,223	46,192
Gaz De France, 3.00%, 6/13/05	6,500	6,494
General Electric Capital, 2.92%, 6/1/05	6,000	6,000
Glaxo Smithkline, 2.84%, 6/3/05	50,000	49,992
Greenwich Capital Holdings, 3.04%, 6/1/05	8,523	8,523
ING Funding (U.S.)
3.02%, 6/27/05	12,000	11,974
3.03%, 7/8/05	25,000	24,922
Ixis Commercial Paper
3.00%, 6/27/05	50,000	49,892
3.01%, 6/8/05	12,800	12,792
K2 (U.S.A)
2.98%, 6/20/05	10,000	9,984
3.02%, 6/14/05	13,300	13,286
3.02%, 6/27/05	21,200	21,154
3.15%, 8/10/05	9,400	9,342
Links Finance
144A, 2.85%, 6/3/05	50,000	49,992
144A, 3.21%, 8/22/05	50,000	49,635
Merck & Co.
3.00%, 6/3/05	11,961	11,959
3.05%, 6/1/05	50,000	50,000
Merrill Lynch
3.01%, 6/3/05	50,000	49,991
3.01%, 6/13/05	50,000	49,950
3.01%, 6/21/05	24,000	23,960
MetLife Funding
3.02%, 6/20/05	38,589	38,527
3.02%, 6/24/05	35,957	35,888
Morgan Stanley Dean Witter, 2.95%, 6/6/05	23,000	22,991
National City, 3.02%, 6/27/05	34,000	33,926
National Rural Utilities, 3.03%, 6/24/05	23,000	22,955
Nationwide Building Society, 144A, 3.02%, 6/3/05	15,000	14,997
New Center Asset Trust
2.95%, 6/3/05	25,000	24,996
2.96%, 6/6/05	50,000	49,979
2.97%, 6/8/05	23,000	22,987
3.00%, 6/7/05	37,000	36,981
3.03%, 6/17/05	36,000	35,952
3.04%, 7/5/05	12,500	12,464
New York State Power Auth.
2.97%, 6/1/05	27,935	27,935
3.02%, 6/2/05	32,166	32,163
3.03%, 6/2/05	13,274	13,273
New York Times
2.95%, 6/14/05	14,000	13,985
3.01%, 6/21/05	6,217	6,207
Nordea North America, 2.95%, 6/10/05	4,932	4,928
Oesterreichische Kontrollbank
3.00%, 6/22/05	50,000	49,913
3.005%, 6/22/05	50,000	49,912
Paccar Financial, 2.85%, 6/8/05	5,100	5,097
Province of Quebec, 3.00%, 6/22/05	93,250	93,087
Prudential Funding, 3.00%, 6/3/05	36,000	35,994
Rabobank USA Financial, 3.00%, 6/6/05	32,000	31,987
Royal Bank of Scotland, 3.00%, 6/2/05	58,000	57,995
San Paolo IMI U.S. Financial, 3.15%, 7/25/05	50,000	49,764
Swedbank
3.02%, 6/10/05	37,000	36,972
3.02%, 7/7/05	30,000	29,909
Yale University, 3.07%, 7/5/05	2,500	2,493
Total Commercial Paper (Cost $2,039,511)		2,039,511

COMMERCIAL PAPER - 4(2) 38.7%
Alliance & Leicester, 2.84%, 6/1/05	30,000	30,000
Allied Irish Banks, 2.92%, 6/1/05	70,000	70,000
Alpine Securitization
3.02%, 6/2/05	63,500	63,495
3.02%, 6/13/05	1,000	999
3.03%, 6/28/05	21,750	21,700
ASB Bank, 3.05%, 7/5/05	25,000	24,928
Atlantic Asset Securitization
3.03%, 6/10/05	7,000	6,995
3.03%, 6/16/05	30,000	29,962
3.03%, 6/23/05	7,000	6,987
Bank of Ireland, 3.05%, 7/1/05	45,000	44,886
Cafco
2.98%, 6/17/05	35,000	34,954
3.02%, 6/20/05	50,000	49,920
3.02%, 6/23/05	2,000	1,996
3.10%, 7/14/05	38,838	38,694
Ciesco
2.96%, 6/9/05	26,031	26,014
3.02%, 6/9/05	25,000	24,983
3.025%, 6/15/05	50,000	49,941
3.10%, 7/11/05	4,600	4,584
Citibank Credit Card Issuance Trust
2.96%, 6/7/05	32,000	31,984
2.99%, 6/2/05	19,000	18,998
3.03%, 6/16/05	29,300	29,263
3.03%, 6/20/05	12,000	11,981
3.04%, 6/13/05	9,000	8,991
3.15%, 7/27/05	20,000	19,902
CRC Funding
2.96%, 6/15/05	27,000	26,969
2.98%, 6/15/05	9,000	8,989
3.02%, 6/16/05	50,000	49,937
3.02%, 6/23/05	39,275	39,203
Discover Card Master Trust I, 3.00%, 6/13/05	29,800	29,770
Dover Corporation
3.00%, 6/3/05	16,000	15,997
3.03%, 6/15/05	28,000	27,967
Fairway Finance
3.00%, 6/24/05	10,000	9,981
3.02%, 6/9/05	22,000	21,985
3.02%, 6/10/05	13,250	13,240
3.025%, 6/1/05	5,071	5,071
3.025%, 6/3/05	5,000	4,999
Falcon Asset Securitization
3.02%, 6/6/05	44,000	43,982
3.02%, 6/7/05	25,958	25,945
Ford Credit Floorplan Master Owner Trust
3.03%, 6/2/05	15,000	14,999
3.04%, 6/20/05	11,000	10,983
3.05%, 6/2/05	20,000	19,998
3.07%, 6/6/05	13,868	13,862
3.07%, 6/9/05	10,000	9,993
3.10%, 7/19/05	30,000	29,876
Gannett, 3.04%, 6/2/05	24,000	23,998
Grampian Funding
2.95%, 6/1/05	35,000	35,000
3.05%, 6/1/05	100,000	100,000
Irish Life & Permanent, 3.05%, 7/13/05	21,000	20,925
Jefferson Pilot
3.00%, 6/1/05	41,865	41,865
3.02%, 6/7/05	25,000	24,987
KFW International Finance
3.00%, 6/29/05	50,000	49,884
3.02%, 7/1/05	50,000	49,874
Kitty Hawk Funding, 3.03%, 6/16/05	79,000	78,900
MassMutual Funding, 3.00%, 6/27/05	25,000	24,946
MBNA Master Credit Card Trust II
3.01%, 6/22/05	26,000	25,955
3.03%, 6/22/05	5,000	4,991
3.14%, 7/26/05	10,000	9,952
3.15%, 7/28/05	24,000	23,880
National Australia Funding, 3.02%, 6/16/05	45,000	44,943
Nestle Capital, 3.05%, 6/1/05	91,000	91,000
Old Line Funding
2.94%, 6/3/05	25,876	25,872
3.00%, 6/15/05	10,044	10,032
3.02%, 6/15/05	20,332	20,308
3.02%, 6/21/05	62,000	61,896
3.10%, 7/11/05	21,598	21,524
3.10%, 7/15/05	37,206	37,065
Park Avenue Receivables
3.02%, 6/1/05	41,260	41,260
3.02%, 6/3/05	24,000	23,996
3.02%, 6/8/05	2,601	2,600
3.02%, 6/22/05	21,000	20,963
3.02%, 6/23/05	29,562	29,507
3.03%, 6/3/05	9,294	9,292
3.03%, 6/29/05	24,832	24,774
Pfizer, 3.00%, 6/29/05	50,000	49,883
Preferred Receivables Funding
3.02%, 6/6/05	23,741	23,731
3.02%, 6/20/05	31,000	30,951
3.02%, 6/24/05	40,000	39,923
Ranger Funding
3.02%, 6/2/05	5,000	4,999
3.02%, 6/20/05	1,500	1,498
3.025%, 6/20/05	49,000	48,922
3.03%, 6/1/05	29,347	29,347
3.03%, 6/15/05	50,000	49,941
Rio Tinto, 3.00%, 6/3/05	45,000	44,993
Sigma Finance, 3.04%, 7/13/05	73,000	72,741
Statoil / Den Norske, 3.00%, 6/9/05	30,000	29,980
Total Fina Elf Capital, 3.00%, 6/1/05	13,000	13,000
Tulip Funding
2.95%, 6/1/05	11,676	11,676
3.02%, 6/10/05	40,192	40,162
Variable Funding Capital
3.02%, 6/17/05	25,000	24,966
3.03%, 6/10/05	74,000	73,944
Wal-Mart Funding, 3.00%, 6/21/05	89,000	88,852
Yorktown Capital
2.98%, 6/27/05	14,268	14,237
3.02%, 6/17/05	10,041	10,028
3.02%, 6/20/05	50,000	49,920
3.03%, 6/20/05	17,342	17,314
3.03%, 6/27/05	19,779	19,736
3.03%, 6/30/05	7,500	7,482
Total Commercial Paper - 4(2) (Cost $2,854,318)		2,854,318

FUNDING AGREEMENTS 2.8%
Allstate Life Insurance
VR
3.026%, 9/1/05 ‡	10,000	10,000
3.14%, 9/1/05 ‡	15,000	15,000
GE Capital Assurance, VR, 3.23%, 1/12/06 ‡	50,000	50,000
ING Annuity & Life Insurance
3.14%, 6/13/05 ‡	40,000	40,000
3.14%, 6/24/05 ‡	20,000	20,000
New York Life Insurance, VR, 3.18%, 12/9/05 ‡	35,000	35,000
Transamerica Occidential Life Insurance, VR, 3.23%, 6/1/06 ‡	40,000	40,000
Total Funding Agreements (Cost $210,000)		210,000

MEDIUM-TERM NOTES 1.7%
GE Capital
VR, 3.19%, 6/9/06	15,000	15,000
VR, 3.19%, 6/16/06	5,000	5,000
Goldman Sachs Group, VR, 144A, 3.15%, 5/1/06	60,000	60,000
Nationwide Building Society, VR, 144A, 3.09%, 7/7/06	35,000	35,000
SLM
VR, 3.36%, 1/13/06	3,200	3,203
VR, 3.36%, 1/25/06	5,000	5,006
Total Medium-Term Notes (Cost $123,209)		123,209

MUNICIPAL SECURITIES 5.0%
Alaska Housing Fin. Auth., Single Family, VRDN (Currently
3.04%) (MBIA Insured)	12,780	12,780
Colorado Housing Fin. Auth.
Multi Family, VRDN (Currently 3.08%)	15,905	15,905
Single Family, VRDN (Currently 3.08%)	20,010	20,010
Connecticut HEFA, Yale Univ., VRDN (Currently 2.95%)	63,660	63,660
Duke University, TECP, 3.10%, 7/7/05	2,000	1,994
Maryland CDA, Barrington Apartment, VRDN (Currently
2.98%) #	38,825	38,825
Massachusetts HEFA, Harvard Univ., VRDN (Currently 3.05%)	29,000	29,000
New York City Housing Dev., Multi-Family
VRDN (Currently 3.00%) #	75,000	74,999
New York Housing Fin. Agency, River Terrace Assoc.VRDN
(Currently 3.05%)	14,300	14,300
Texas, Veterans Housing, VRDN (Currently 3.05%)	21,430	21,430
Texas Public Fin. Auth., Unemployment Obligation Trust, TECP
2.99%, 6/2/05	75,000	75,000
Total Municipal Securities (Cost $367,903)		367,903

U.S. GOVERNMENT AGENCY OBLIGATIONS ± 0.1%
Federal Home Loan Bank, VR, 3.25%, 4/25/06	7,000	7,000
Total U.S. Government Agency Obligations ± (Cost $7,000)		7,000

Total Investments in Securities
99.9% of Net Assets (Cost $7,365,572)		$7,365,572

(1)	Denominated in U.S. dollars unless otherwise
noted
#	Interest subject to alternative minimum tax
*	Domestic certificates of deposit are issued by
domestic branches of U.S. banks
±	The issuer operates under a congressional
charter; its securities are neither issued nor
guaranteed by the U.S. government.
^	Eurodollar certificates of deposit are issued by
foreign branches of U.S. or foreign banks
++	Yankee certificates of deposit are issued by U.S.
branches of foreign banks
144A	Security was purchased pursuant to Rule 144A
under the Securities Act of 1933 and may be
resold in transactions exempt from registration
only to qualified institutional buyers -- total
value of such securities at period-end amounts
to $209,624 and represents 2.8% of net assets
4(2)	Commercial paper exempt from registration
under Section 4(2) of the Securities Act of 1933
and may be resold in transactions exempt from
registration only to dealers in that program or
other “accredited investors” -- total value of
such securities at period-end amounts to
$2,854,318 and represents 38.7% of net assets
CDA	Community Development Administration
HEFA	Health & Educational Facility Authority
MBIA	MBIA Insurance Corp.
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at
period-end
VRDN	Variable-Rate Demand Note; rate shown is
effective rate at period-end

‡Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $210,000 and represents 2.8% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Allstate Life Insurance, VR, 3.026%, 9/1/05	2/2/04	$10,000
Allstate Life Insurance, VR, 3.14%, 9/1/05	6/24/99	15,000
GE Capital, VR, 3.23%, 1/12/06	1/11/05	50,000
ING Annuity & Life Insurance, 3.14%, 6/13/05	5/9/05	40,000
ING Annuity & Life Insurance, 3.14%, 6/24/05	2/22/05	20,000
New York Life Insurance, VR, 3.18%, 12/9/05	12/8/04	35,000
Transamerica Occidential Life Insurance
VR, 3.23%, 6/1/06	11/1/04	40,000

Totals		$210,000

The fund has registration rights for certain restricted securities held as of May 31, 2005. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund

Certified Annual Report

PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

REPURCHASE AGREEMENTS¤ 91.9%
ABN Amro, Tri Party, Dated 5/31/05, 2.95%
Delivery Value of $60,005 on 6/1/05	60,000	60,000
Bank of America, Tri Party, Dated 5/31/05, 2.92%
Delivery Value of $60,005 on 6/1/05	60,000	60,000
Barclays Capital, Tri Party, Dated 5/31/05, 2.93%
Delivery Value of $60,005 on 6/1/05	60,000	60,000
Bear Stearns, Tri Party, Dated 5/31/05, 2.90%
Delivery Value of $60,005 on 6/1/05	60,000	60,000
Citigroup, Tri Party, Dated 5/31/05, 2.90%
Delivery Value of $60,005 on 6/1/05	60,000	60,000
Credit Suisse First Boston, Tri Party, Dated 5/31/05, 2.97%
Delivery Value of $135,011 on 6/1/05	135,000	135,000
Deutsche Bank Securities, Tri Party, Dated 5/31/05, 2.97%
Delivery Value of $150,012 on 6/1/05	150,000	150,000
Goldman Sachs, Tri Party, Dated 5/31/05, 2.89%
Delivery Value of $49,597 on 6/1/05	49,593	49,593
J.P. Morgan Chase Bank, Tri Party, Dated 5/31/05, 2.92%
Delivery Value of $60,005 on 6/1/05	60,000	60,000
Merrill Lynch, Tri Party, Dated 5/31/05, 2.92%
Delivery Value of $60,005 on 6/1/05	60,000	60,000
Morgan Stanley, Tri Party, Dated 5/31/05, 2.90%
Delivery Value of $60,005 on 6/1/05	60,000	60,000
UBS Investment Bank, Tri Party, Dated 5/31/05, 2.97%
Delivery Value of $200,016 on 6/1/05	200,000	200,000
Wachovia Securities, Tri Party, Dated 5/31/05, 2.94%
Delivery Value of $125,010 on 6/1/05	125,000	125,000
Total Repurchase Agreements¤ (Cost $1,139,593)		1,139,593

U.S. TREASURY OBLIGATIONS 7.2%
U.S. Treasury Notes

1.625%, 9/30/05 - 2/28/06	55,000	54,732

2.00%, 8/31/05	20,000	20,000

5.75%, 11/15/05	15,000	15,216
Total U.S. Treasury Obligations (Cost $89,948)		89,948

Total Investments in Securities
99.1% of Net Assets (Cost $1,229,541)		$1,229,541

(1)	Denominated in U.S. dollars unless
otherwise noted
¤	Collateralized by U.S. government securities
valued at $1,151,125 at May 31, 2005 – See
Note 2.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund

STATEMENT OF ASSETS AND LIABILITIES
(In thousands except share and per share amounts)

Assets
Investments in securities, at value (cost $7,365,572)	$7,365,572
Cash	1
Interest receivable	7,749
Receivable for shares sold	43,240
Other assets	1,505

Total assets	7,418,067

Liabilities
Payable for investment securities purchased	45,550
Payable for shares redeemed	1,557
Due to affiliates	7
Other liabilities	119

Total liabilities	47,233

NET ASSETS	$7,370,834

Net Assets Consist of:
Undistributed net investment income (loss)	$1
Undistributed net realized gain (loss)	547
Paid-in-capital applicable to 7,370,109,958 shares of
$0.0001 par value capital stock outstanding;
7,000,000,000 shares of the Corporation authorized	7,370,286

NET ASSETS	$7,370,834

NET ASSET VALUE PER SHARE	$1.00

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund

STATEMENT OF ASSETS AND LIABILITIES
(In thousands except share and per share amounts)

Assets
Investments in securities, at value (cost $1,229,541)	$1,229,541
Receivable for shares sold	10,330
Interest receivable	365
Other assets	6

Total assets	1,240,242

Liabilities
Due to affiliates	5
Other liabilities	8

Total liabilities	13

NET ASSETS	$1,240,229

Net Assets Consist of:
Undistributed net investment income (loss)	$1
Undistributed net realized gain (loss)	(14)
Paid-in-capital applicable to 1,240,056,896 shares of
$0.0001 par value capital stock outstanding;
7,000,000,000 shares of the Corporation authorized	1,240,242

NET ASSETS	$1,240,229

NET ASSET VALUE PER SHARE	$1.00

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund

Statement of Operations
($ 000s)

Year
Ended
5/31/05
Investment Income (Loss)
Interest income	$133,194

Expenses
Custody and accounting	186
Legal and audit	23
Directors	13
Shareholder servicing	1
Miscellaneous	24

Total expenses	247
Expenses paid indirectly	(42)

Net expenses	205

Net investment income (loss)	132,989

Realized Gain (Loss)
Net realized gain (loss) on securities	(53)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$132,936

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund

Statement of Operations
($ 000s)

Year
Ended
5/31/05
Investment Income (Loss)
Interest income	$20,810

Expenses
Custody and accounting	97
Legal and audit	15
Directors	6
Miscellaneous	6

Total expenses	124
Expenses paid indirectly	(2)

Net expenses	122

Net investment income (loss)	20,688

Realized Gain (Loss)
Net realized gain (loss) on securities	(9)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$20,679

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund

Statement of Changes in Net Assets
($ 000s)
	Year
	Ended
	5/31/05	5/31/04
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,989	$53,045
Net realized gain (loss)	(53)	58

Increase (decrease) in net assets from operations	132,936	53,103

Distributions to shareholders
Net investment income	(132,989)	(53,045)

Capital share transactions*
Shares sold	29,195,867	22,031,192
Distributions reinvested	132,239	52,599
Shares redeemed	(27,052,409)	(20,716,723)

Increase (decrease) in net assets from
capital share transactions	2,275,697	1,367,068

Net Assets
Increase (decrease) during period	2,275,644	1,367,126
Beginning of period	5,095,190	3,728,064

End of period	$7,370,834	$5,095,190

(Including undistributed net investment income of $1 at 5/31/05 and $1 at 5/31/04)

* Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund

Statement of Changes in Net Assets
($ 000s)
	Year
	Ended
	5/31/05	5/31/04
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,688	$11,062
Net realized gain (loss)	(9)	(5)

Increase (decrease) in net assets from operations	20,679	11,057

Distributions to shareholders
Net investment income	(20,688)	(11,062)

Capital share transactions*
Shares sold	4,593,422	4,586,712
Distributions reinvested	20,685	11,024
Shares redeemed	(4,117,910)	(4,931,041)

Increase (decrease) in net assets from
capital share transactions	496,197	(333,305)

Net Assets
Increase (decrease) during period	496,188	(333,310)
Beginning of period	744,041	1,077,351

End of period	$1,240,229	$744,041

(Including undistributed net investment income of $1 at 5/31/05 and $1 at 5/31/04)

* Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (Reserve Fund) and T. Rowe Price
Government Reserve Investment Fund (Government Reserve Fund) are two portfolios
(collectively, the Reserve Investment Funds) established by the corporation and both commenced operations on August 25, 1997.

The Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Investment
Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the
NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds’ Board of Directors.

Expenses Paid Indirectly The funds earn credits on temporarily uninvested cash balances at the custodian that reduce the funds’ custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Other Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Repurchase Agreements	All repurchase agreements are fully collateralized by U.S.
government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2005 were characterized as ordinary income for tax purposes and totaled $132,989,000 for the Reserve Fund and $20,688,000 for the
Government Reserve Fund. At May 31, 2005, the tax-basis components of net assets were as follows:

		Government
	Reserve Fund	Reserve Fund
Unrealized appreciation	$2,000	$-
Unrealized depreciation	(20,000)	-

Net unrealized appreciation (depreciation)	(18,000)	-
Undistributed ordinary income	601,000	1,000
Capital loss carryforwards	(35,000)	(14,000)
Paid-in capital	$7,370,286,000	1,240,242,000

Net assets	7,370,834,000	$1,240,229,000

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of May 31, 2005, the Reserve Fund and the Government
Reserve Fund had $35,000 and $14,000 of capital loss carryforwards, respectively, that expire in fiscal 2013.

At May 31, 2005, the cost of investments for federal income tax purposes was
$7,365,590,000 for the Reserve Fund and $1,229,541,000 for the Government Reserve Fund.

NOTE 4 - RELATED PARTIES

Price Associates is a wholly owned subsidiary of T. Rowe Price Group and is the investment manager for the Reserve and Government Reserve Funds. Price Associates or
T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price
Associates, also provides investment management services to all shareholders of the
Reserve Investment Funds. The Reserve Investment Funds pay no management fees;
however, Price Associates or Price International receives management fees from the mutual funds and other accounts invested in the Reserve and Government Reserve Funds. Certain
officers and directors of the Reserve and Government Reserve Funds are also officers and directors of Price Associates and its subsidiaries, and of those invested in the Reserve
Investment Funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the Reserve Investment Funds. For the year ended May 31, 2005, expenses incurred by the Reserve Fund pursuant to these service agreements were $84,000 for Price Associates. For the year ended May 31, 2005, expenses incurred by the Government
Reserve Fund pursuant to these service agreements were $64,000 for Price Associates. The total amount payable at period end pursuant to these service agreements is reflected as due to affiliates in the accompanying financial statements.

NOTE 5 – INTERFUND LENDING

Pursuant to the Reserve Fund’s prospectus, the fund may lend up to 33 1/3% of its total assets. The Reserve Fund is party to an interfund borrowing agreement between itself and other T. Rowe Price-sponsored mutual funds, which permits it to lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended May 31, 2005, the Reserve Fund made loans to other funds on 30 days, in the average amount of $11,757,000, and at an average annual rate of 2.054%. The fund earned $20,000 on interfund loans during the year ended
May 31, 2005, which is included in interest income in the accompanying statement of operations. There were no loans outstanding at May 31, 2005.

NOTE 6 – SUBSEQUENT EVENT

On June 30, 2005, the Corporation obtained authorization to issue an additional
8,000,000,000 shares of capital stock.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Reserve Investment Funds, Inc. and
Shareholders of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve
Investment Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (comprising T. Rowe Price Reserve Investment Funds, Inc., hereafter referred to as the “Funds”) at May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 12, 2005

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
 A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
 The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
 On March 2, 2005, the fund’s Board of Directors unanimously approved the investment advisory contract (“Contract”) between the fund and its investment manager, T. Rowe Price Associates, Inc. (“Manager”). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
 The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s year-by-year returns and compared these returns to a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
 The Manager does not receive fees from the fund. Accordingly, the Board did not review information relating to the revenues received by the Manager under the Contract. The Board did review information regarding other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds and concluded that the Manager’s profits were reasonable. Because the Manager does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager.

Expenses
 The Board reviewed the fund’s operating expenses and total expense ratio and compared them to expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s expense ratio was generally below the median of comparable funds.

Approval of the Contract
 As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract.

ABOUT THE FUND’S DIRECTORS AND OFFICERS
 Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund’s directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); “inside” directors are officers of T. Rowe Price. The Board of Directors elects the fund’s officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name	Principal Occupation(s) During Past 5 Years and Directorships of Other
(Year of Birth)	Public Companies
Year Elected*

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to present);
(1945)	Director, Chairman of the Board, and Chief Executive Officer, The Rouse
1997	Company, real estate developers (1997 to 2004); Director, Mercantile Bank
(4/03 to present)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm; Chairman, President, and Chief Executive Officer, The Haven
2001	Group, a custom manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Director, Canyon
(1938)	Resources Corporation and Golden Star Resources Ltd. (5/00 to present),
2001	and Pacific Rim Mining Corp. (2/02 to present)

Karen N. Horn	Managing Director and President, Global Private Client Services, Marsh
(1943)	Inc. (1999 to 2003); Managing Director and Head of International Private
2003	Banking, Bankers Trust (1996 to 1999); Director, Eli Lilly and Company
and Georgia Pacific

F. Pierce Linaweaver	President, F. Pierce Linaweaver & Associates, Inc., consulting
(1934)	environmental and civil engineers
1997

Theo C. Rodgers**	President, A&R Development Corporation
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate investment
(1946)	company; Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI
1997	Residential Properties Trust

*Each independent director oversees 112 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.
**Elected effective April 1, 2005.

Inside Directors

Name	Principal Occupation(s) During Past 5 Years and Directorships of
(Year of Birth)	Other Public Companies
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]

Mary J. Miller, CFA	Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
(1955)	Group, Inc.
2004	Vice President, Reserve Investment Funds
[37]

James S. Riepe	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1943)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
1997	Chairman of the Board and Director, T. Rowe Price Global Asset
[112]	Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.;
Chairman of the Board, Director, President, and Trust Officer, T. Rowe
Price Trust Company; Director, T. Rowe Price International, Inc.;
Director, The Nasdaq Stock Market, Inc.

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)	Principal Occupation(s)
Title and Fund(s) Served

Steven G. Brooks, CFA (1954)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President, Reserve Investment Funds

Brian E. Burns (1960)	Assistant Vice President, T. Rowe Price
Vice President, Reserve Investment Funds

Joseph A. Carrier, CPA (1960)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Treasurer, Reserve Investment Funds	Investment Services, Inc., and T. Rowe Price Trust Company

Patrick S. Cassidy, CFA (1964)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President, Reserve Investment Funds

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Vice President, Reserve Investment Funds	International, Inc., and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President, T. Rowe Price; Vice
Chief Compliance Officer, Reserve	President, T. Rowe Price Group, Inc., and T. Rowe Price Investment
Investment Funds	Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price Trust Company
Vice President, Reserve Investment Funds

Terri L. Hett (1959)	Employee, T. Rowe Price
Assistant Vice President, Reserve
Investment Funds

Henry H. Hopkins (1942)	Director and Vice President, T. Rowe Price Investment Services, Inc.,
Vice President, Reserve Investment Funds	T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President, Reserve Investment Funds

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and T. Rowe Price Investment
Secretary, Reserve Investment Funds	Services, Inc.

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President, Reserve Investment Funds

James M. McDonald (1949)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe
President, Reserve Investment Funds	Price Trust Company

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, Reserve Investment Funds

Edward A. Wiese, CFA (1959)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe
Vice President, Reserve Investment Funds	Price Trust Company; Chief Investment Officer, Director, and Vice
President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Legal approval #45439	5/31/05

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
 A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
 The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
 On March 2, 2005, the fund’s Board of Directors unanimously approved the investment advisory contract (“Contract”) between the fund and its investment manager, T. Rowe Price Associates, Inc. (“Manager”). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
 The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
 The Board reviewed the fund’s year-by-year returns and compared these returns to a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
 The Manager does not receive fees from the fund. Accordingly, the Board did not review information relating to the revenues received by the Manager under the Contract. The Board did review information regarding other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds and concluded that the Manager’s profits were reasonable. Because the Manager does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager.

Expenses
 The Board reviewed the fund’s operating expenses and total expense ratio and compared them to expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s expense ratio was generally below the median of comparable funds.

Approval of the Contract
 As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund’s directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); “inside” directors are officers of T. Rowe Price. The Board of Directors elects the fund’s officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name	Principal Occupation(s) During Past 5 Years and Directorships of Other
(Year of Birth)	Public Companies
Year Elected*

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to present);
(1945)	Director, Chairman of the Board, and Chief Executive Officer, The Rouse
1997	Company, real estate developers (1997 to 2004); Director, Mercantile Bank
(4/03 to present)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm; Chairman, President, and CEO, The Haven Group, a custom
2001	manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Director, Canyon
(1938)	Resources Corp., Golden Star Resources Ltd. (5/00 to present), and Pacific
2001	Rim Mining Corp. (2/02 to present)

Karen N. Horn	Managing Director and President, Global Private Client Services, Marsh
(1943)	Inc. (1999 to 2003); Managing Director and Head of International Private
2003	Banking, Bankers Trust (1996 to 1999); Director, Eli Lilly and Company
and Georgia Pacific

F. Pierce Linaweaver	President, F. Pierce Linaweaver & Associates, Inc., consulting
(1934)	environmental and civil engineers
1997

Theo C. Rodgers**	President, A&R Development Corporation (present)
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate investment
(1946)	company; Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI
1997	Residential Properties Trust

*Each independent director oversees 112 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.
**Elected effective April 1, 2005.

Inside Directors

Name	Principal Occupation(s) During Past 5 Years and Directorships of
(Year of Birth)	Other Public Companies
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]

Mary J. Miller, CFA	Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
(1955)	Group, Inc.
2004	Vice President, Reserve Investment Funds
[37]

James S. Riepe	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1943)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
1997	Chairman of the Board and Director, T. Rowe Price Global Asset
[112]	Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.;
Chairman of the Board, Director, President, and Trust Officer, T. Rowe
Price Trust Company; Director, T. Rowe Price International, Inc.;
Director, The Nasdaq Stock Market, Inc.

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)	Principal Occupation(s)
Title and Fund(s) Served

Steven G. Brooks, CFA (1954)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President, Reserve Investment Funds

Brian E. Burns (1960)	Assistant Vice President, T. Rowe Price
Vice President, Reserve Investment Funds

Joseph A. Carrier, CPA (1960)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Treasurer, Reserve Investment Funds	Investment Services, Inc., and T. Rowe Price Trust Company

Patrick S. Cassidy, CFA (1964)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President, Reserve Investment Funds

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Vice President, Reserve Investment Funds	International, Inc., and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President, T. Rowe Price; Vice
Chief Compliance Officer, Reserve	President, T. Rowe Price Group, Inc., and T. Rowe Price Investment
Investment Funds	Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price Trust Company
Vice President, Reserve Investment Funds

Terri L. Hett (1959)	Employee, T. Rowe Price
Assistant Vice President, Reserve
Investment Funds

Henry H. Hopkins (1942)	Director and Vice President, T. Rowe Price Investment Services, Inc.,
Vice President, Reserve Investment Funds	T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President, Reserve Investment Funds

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and T. Rowe Price Investment
Secretary, Reserve Investment Funds	Services, Inc.

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Vice President, Reserve Investment Funds

James M. McDonald (1949)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe
President, Reserve Investment Funds	Price Trust Company

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, Reserve Investment Funds

Edward A. Wiese, CFA (1959)	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe
Vice President, Reserve Investment Funds	Price Trust Company; Chief Investment Officer, Director, and Vice
President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Legal approval #45271	5/31/05

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2005	2004
Audit Fees	$21,337	$23,421
Audit-Related Fees	2,697	2,131
Tax Fees	6,520	6,473
All Other Fees	613	248

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $903,000 and $821,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	July 20, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 20, 2005